13. Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
13. Income Taxes

Note 13. Income Taxes

As part of the Reverse Merger, the Company’s corporate status changed from an S-Corporation, which it had been since inception, to a C-Corporation. As provided in Section 1361 of the Internal Revenue Code, for income tax purposes, S-Corporations are not subject to corporate income taxes; instead, the owners are taxed on their proportionate share of the S-Corporation’s taxable income. Accordingly, the Company was not subject to income tax for the year ended December 31, 2015 and was only subject to income taxes for a portion of the year ended December 31, 2014.

The following table displays a reconciliation from the U.S. statutory rate to the effective tax rate and the provision for (benefit from) income taxes for the years ended December 31, 2015 and 2014, respectively:

	December 31, 2015	December 31, 2014
Tax benefit at the US statutory rate of 34%	$175,322	$1,230,525
State income tax benefit	23,875	$167,569
Non-deductible expenses including non-deductible pre-merger losses	(773)	(2,057)
Change in valuation allowance	(198,424)	(1,396,037)
Total income tax benefit	$—	$—

Deferred tax assets (liabilities) consisted of the following:

	December 31, 2015	December 31, 2014
Net operating loss carryforwards	$76,630	$16,361
Stock based compensation	1,402,777	1,278,414
Beneficial conversion feature accumulated amortization	13,791	—
Valuation allowance	(1,493,199)	(1,294,775)
Total deferred tax assets	$—	$—

Due to cumulative net losses since the change in our corporate status to a C-Corporation, the Company determined that it is not more likely than not that its deferred tax asset would be realizable. Accordingly, the Company recorded a valuation allowance for the full amount of its deferred tax asset, resulting in a zero carrying value of the Company’s deferred tax asset and no benefit from or provision for income taxes for the year ended December 31, 2015 and December 31, 2014. As of December 31, 2014, the carrying value of the Company’s deferred tax assets was zero due to the valuation allowance. Federal and state operating loss carry forwards of $198,369 as of December 31, 2016 begin expiring on 2034. The years 2010 to 2015 remain subject to examination by the Company’s major tax jurisdictions.

Utilization of the net operating loss carry forwards and credits may be subject to a substantial annual limitation due to ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986, as amended, and similar state provisions.